Deferred Flow-Through Share Premium	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Deferred Flow-Through Share Premium [Text Block]

9. Deferred Flow-Through Share Premium

A summary of the changes in the deferred flow-through share premium amount is set out below:

Balance - September 1, 2017	$49,467
Increase relating to flow-through common shares issued (note 14b)	220,922
Decrease relating to CEE incurred	(218,232)

Balance - August 31, 2018	52,157
Increase relating to flow-through common shares issued (note 14b)	150,000
Decrease relating to CEE incurred	(154,676)

Balance - August 31, 2019	$47,481